Other current and non-current non-financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	$ 50,552	$ 47,972
Other non-current non-financial assets	19,729	27,539
Domestic Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	17,807	20,209
Foreign Value Added Tax [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	8,566	7,211
Prepaid mining property [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	1,244	1,329
Prepaid insurance [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	7,135	1,763
Other prepayment [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	1,423	1,774
Refund of Value Added Tax to exporters [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	10,560	12,545
Other taxes [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	3,213	2,800
Other assets [Member]
Disclosure of other non-financial assets [Line Items]
Other current non-financial assets	604	341
Other non-current non-financial assets	524	638
Stain development expenses and prospecting expenses [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	18,654	26,189
Guarantee deposits [Member]
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	$ 551	$ 712